Note 5 - Personnel Expenses, Including Share-based Remuneration - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Short-term employee benefits	$ 2,371	$ 2,046	$ 2,032
Post-employment and medical benefits	56	60	51
Share-based payment transactions	1,488	1,209	1,179
Total compensation for key management personnel	$ 3,914	$ 3,315	$ 3,262